Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	3,476,579	4,465,262
Granted | shares	1,165,147	876,425
Exercised | shares	(40,000)	(1,653,361)
Expired | shares		(211,747)
Number of options outstanding | shares	4,601,726	3,476,579
Weighted average exercise price of share options outstanding (CAD$)	$ 6.80	$ 6.59
Weighted average exercise price of share options granted (CAD$)	9.38	7.66
Weighted average exercise price of share options exercised (CAD$)	5.16	6.15
Weighted average exercise price of share options expired (CAD$)		11.02
Weighted average exercise price of share options outstanding (CAD$)	7.47	6.80
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 10.94	$ 10.90